Initial Public Offering (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	Sep. 21, 2020	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Warrants to be issued, description		Each Unit consists of one Class A ordinary share and one-quarter of one redeemable warrant ("Public Warrant"). Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 6).
IPO [Member]
Initial Public Offering (Details) [Line Items]
Issuance of initial public offering (in Shares)	69,000,000
Sale of price per share (in Dollars per share)	$ 10.00
Gross proceeds	$ 690.0
Offering cost	38.8
Deferred underwriting commissions	$ 24.2
Over-Allotment [Member]
Initial Public Offering (Details) [Line Items]
Issuance of initial public offering (in Shares)	9,000,000
Gross proceeds	$ 690.0
Deferred underwriting commissions	$ 24.2